Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DWS ESG Liquidity Fund

Institutional Reserved Shares

The fund's prospectus, summary prospectus and statement of additional information are supplemented to reflect that the fund's fee waiver and expense reimbursement arrangements are changing. Effective December 1, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses through November 30, 2020 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.17% for Institutional Reserved Shares. The agreement may only be terminated with the consent of the fund's Board.

DWS ESG Liquidity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DWS ESG Liquidity Fund

Institutional Reserved Shares

The fund's prospectus, summary prospectus and statement of additional information are supplemented to reflect that the fund's fee waiver and expense reimbursement arrangements are changing. Effective December 1, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses through November 30, 2020 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.17% for Institutional Reserved Shares. The agreement may only be terminated with the consent of the fund's Board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2020
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The fund's prospectus, summary prospectus and statement of additional information are supplemented to reflect that the fund's fee waiver and expense reimbursement arrangements are changing. Effective December 1, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses through November 30, 2020 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.17% for Institutional Reserved Shares. The agreement may only be terminated with the consent of the fund's Board.